Plant and Equipment	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Plant and Equipment
13	PLANT AND EQUIPMENT

	Leasehold improvements	Furniture and fittings	Office equipment and software	Equipment-in- progress	Total
	S$’000	S$’000	S$’000	S$’000	S$’000
Cost:
At January 1, 2020	32,613	7,860	29,698	2,834	73,005
Additions	3,228	659	3,643	10,701	18,231
Reclassification	2,423	184	4,839	(7,446)	—
Disposals	—	—	(28)	—	(28)
Written off	—	—	(279)	—	(279)
Currency alignment	449	95	313	23	880

At December 31, 2020	38,713	8,798	38,186	6,112	91,809
Additions	5,574	1,534	5,189	11,026	23,323
Reclassification	7,668	955	7,979	(16,602)	—
Disposals	(1,941)	(650)	(1,589)	(1)	(4,181)
Written off	(1,558)	(564)	(2,833)	—	(4,955)
Currency alignment	(1,563)	(370)	(1,456)	(60)	(3,449)

At December 31, 2021	46,893	9,703	45,476	475	102,547

Accumulated depreciation:
At January 1, 2020	13,351	2,465	16,459	—	32,275
Depreciation for the year	10,372	1,530	7,145	—	19,047
Disposals	—	—	(28)	—	(28)
Written off	—	—	(274)	—	(274)
Currency alignment	118	10	80	—	208

At December 31, 2020	23,841	4,005	23,382	—	51,228
Depreciation for the year	10,918	1,858	9,309	—	22,085
Disposals	(1,832)	(602)	(1,468)	—	(3,902)
Written off	(1,424)	(561)	(2,817)	—	(4,802)
Currency alignment	(834)	(162)	(775)	—	(1,771)

At December 31, 2021	30,669	4,538	27,631	—	62,838

Carrying amount:
At December 31, 2020	14,872	4,793	14,804	6,112	40,581

At December 31, 2021	16,224	5,165	17,845	475	39,709

At December 31, 2021, the Group had entered into contractual commitments for the acquisition of plant and equipment amounting to S$0.8 million (2020: S$6.9 million).